Note 13 - Shareholders' Capital (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Three months ended June 30, 2018		Year ended March 31, 2018
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	148,394,152	$1,079,055	147,013,538	$1,070,076
Share-based awards exercised	630,425	4,979	1,643,156	11,954
Acquisition of subsidiary	-	-	1,415,285	8,966
Repurchase and cancellation of shares	-	-	(1,677,827)	(11,941)
Balance, end of period	149,024,577	$1,084,034	148,394,152	$1,079,055

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,323,300	$136,771	4,040,000	$128,363
Shares issued for cash	338,865	10,447	283,300	9,260
Preferred shares issuance cost	-	(235)	-	(852)
Balance, end of period	4,662,165	$146,983	4,323,300	$136,771

Shareholders' capital	153,686,742	$1,231,017	152,717,452	$1,215,826